Stock Based Compensation - Company utilized Black-Scholes pricing model (Details) - Evolv Technologies Holdings Inc [Member] $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($) Vote shares	Mar. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrant liability	$ 737		$ 1
Shares Issuable Upon Exercise of Warrant | shares	5,127,237	740,991	5,127,237	3,386,246
Aggregate intrinsic value of warrants exercisable	$ 800
Number of warrants unvested | shares	6,478,316
Intrinsic value of warrants unvested	$ 18,800
Stock compensation expense	1,082	$ 62	$ 662	$ 264
Sales and marketing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock compensation expense	933	$ 21	$ 104	$ 170
Finback Evolv Ii Llc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Common stock warrant liability	$ 19,600
Shares Issuable Upon Exercise of Warrant | shares	278,337
Finback Evolv Ii Llc [Member] | Sales and marketing
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock compensation expense	$ 800
Risk-free interest rate
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	0.40
Expected term (in years)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	3.00
Expected volatility
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	23.90
Expected dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | Vote	0.00